UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	May 15, 2012
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		25
Form 13F Information Table Value Total:		$56,438

List of Other Included Managers:			NONE


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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
APPLE INC                        COMMON         037833100     3597     6000SH   SOLE               6000
ARMSTRONG WILD INDS INC          COMMON         04247X102     1463    30000SH   SOLE              30000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     2484    45000SH   SOLE              45000
BEACON ROOFING SUPPLY INC        COMMON         073685109      515    20000SH   SOLE              20000
DOLLAR GEN CORP                  COMMON         256677105     1617    35000SH   SOLE              35000
DOLLAR TREE INC                  COMMON         256746108     1890    20000SH   SOLE              20000
EAGLE MATERIALS INC              COMMON         26969P108     2259    65000SH   SOLE              65000
FAMILY DLR STORES INC            COMMON         307000109      949    15000SH   SOLE              15000
GOOGLE INC                       COMMON         38259P508     2565     4000SH   SOLE               4000
GRAINGER W W INC                 COMMON         384802104     2792    13000SH   SOLE              13000
KB HOME                          COMMON         48666K109     3871   435000SH   SOLE              435000
LENNAR CORP                      CL A COMMON    526057104     2718   100000SH   SOLE              100000
LULULEMON ATHLETICA INC          COMMON         550021109      210     2806SH   SOLE               2806
MSC INDL DIRECT INC              CL A COMMON    553530106     3331    40000SH   SOLE              40000
MARTIN MARIETTA MATLS INC        COMMON         573284106     1028    12000SH   SOLE              12000
MASCO CORP                       COMMON         574599106     2674   200000SH   SOLE              200000
MASTERCARD INC                   CL A COMMON    57636Q104     3364     8000SH   SOLE               8000
MCDONALDS CORP                   COMMON         580135101     2943    30000SH   SOLE              30000
OWENS CORNING NEW                COMMON         690742101     1801    50000SH   SOLE              50000
PROCTER & GAMBLE CO              COMMON         742718109     2352    35000SH   SOLE              35000
PULTE GROUP INC                  COMMON         745867101     3540   400000SH   SOLE              400000
SALLY BEAUTY HLDGS INC           COMMON         79546E104      744    30000SH   SOLE              30000
TOLL BROTHERS INC                COMMON         889478103     2279    95000SH   SOLE              95000
U S G CORP                       COM NEW        903293405     3956   230000SH   SOLE              230000
VULCAN MATLS CO                  COMMON         929160109     1496    35000SH   SOLE              35000